Guarantees with Third Parties, Contingent Assets and, Liabilities, and Other Commitments - Summary of Indirect Guarantees (Detail) - Indirect Guarantees [Member] - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Bonds Series B [Member] | Bondholders of Enel Americas' Bonds [Member]
Disclosure Of Other Provisions [Line Items]
Description of type of other equity instruments granted	Bonds Series B (*)
Maturity	October 2028
Creditor Of Guarantee	Bondholders of Enel Américas' Bonds
Debtor, Company	Enel Américas
Relationship	Entities demerged from original debtor Enersis S.A. (codebtor Enel Chile S.A.)
Type of Guarantee	Codebtor
Outstanding balance	$ 7,672,851	$ 11,646,991
Credit Agreement One [Member] | Scotiabank Chile [Member]
Disclosure Of Other Provisions [Line Items]
Description of type of other equity instruments granted	Credit agreement
Maturity	December 2020
Creditor Of Guarantee	Scotiabank Chile
Debtor, Company	Enel Green Power Chile S.A.
Relationship	Subsidiary
Type of Guarantee	Guarantor
Outstanding balance		112,882,048
Credit Agreement One [Member] | Pto. GDN BID [Member]
Disclosure Of Other Provisions [Line Items]
Description of type of other equity instruments granted	Credit agreement
Maturity	December 2021
Creditor Of Guarantee	Scotiabank Chile
Debtor, Company	Enel Green Power Chile S.A.
Relationship	Subsidiary
Type of Guarantee	Guarantor
Outstanding balance	$ 106,811,188	113,069,511
Credit Agreement Two [Member] | Scotiabank Chile [Member]
Disclosure Of Other Provisions [Line Items]
Description of type of other equity instruments granted	Credit agreement
Maturity	November 2022
Creditor Of Guarantee	Pto. GDN BID
Debtor, Company	Enel Green Power Chile S.A.
Relationship	Subsidiary
Type of Guarantee	Guarantor
Outstanding balance	$ 21,368,491	22,592,723
Credit Agreement Three [Member] | Scotiabank Chile [Member]
Disclosure Of Other Provisions [Line Items]
Description of type of other equity instruments granted	Guarantee contract
Maturity	December 2027
Creditor Of Guarantee	Enel Finance International N.V.
Debtor, Company	Enel Green Power Chile S.A.
Relationship	Subsidiary
Type of Guarantee	Guarantor
Outstanding balance	$ 458,115,841	$ 484,341,824